Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 2,147	$ 343,744	$ 7,286	$ 2,936	$ 356,113
US Gulf of America Project
Total	$ 2,147	$ 343,744	$ 7,286	$ 2,936	$ 356,113